Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation
S-K,
the
Company is
providing
the following information
regarding
the relationship between executive compensation and the Company’s financial performance for each of the three
years in the period ended December 31, 2022. In accordance with the applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table for each applicable year to determine the “actual” compensation paid
to our Principal Executive Officer (“PEO”) and the average “actual” compensation paid to our other Named Executive Officers (“NEOs”).
The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2022, 2021, and 2020:

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1) (2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions)	Free Cash Flow Generation (4) ($ in millions)
					TSR ($)	Peer Group TSR ($) (3)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	12,431,348	17,704,378	4,460,153	6,245,337	62.62	188.84	382	776

2021	7,327,188	4,170,071	2,688,184	1,685,360	32.50	119.07	(183)	135

2020	5,332,565	(2,911,619)	1,789,969	(638,982)	27.33	67.50	(466)	(93)

(1)	The PEO reflected in columns (b) and (c) represents Timothy Duncan. The non-PEO NEOs reflected in columns (d) and (e) for each of 2020, 2021 and 2022 are as follows:
2022: Shannon E. Young III, Robert D. Abendschein, John A. Parker and William S. Moss III
2021: Shannon E. Young III, Robert D. Abendschein, John A. Parker and William S. Moss III
2020: Shannon E. Young III, Robert D. Abendschein, John A. Parker, William S. Moss III and Stephen E. Heitzman

(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation
S-K
as disclosed in columns (c) and (e) for our PEO and
Non-PEO
NEOs in each respective year. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2022	2021	2020

PEO SUMMARY COMPENSATION TABLE TOTALS	$12,431,348	$7,327,188	$5,332,565

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(10,049,693)	(5,146,764)	(3,984,811)

Fair value at year end of equity awards granted during the year	15,716,058	2,882,512	2,547,541

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	1,138,787	(665,720)	(6,262,063)

Change in fair value of equity awards granted in prior years that vested during the year	881,622	534,271	(544,851)

Equity awards granted in prior years that were forfeited during the year	(2,413,744)	(761,417)	—

Dividends or other earnings paid on equity awards during the year	—	—	—

Total Equity Award Related Adjustments	5,273,030	(3,157,117)	(8,244,184)

COMPENSATION ACTUALLY PAID TOTALS	$17,704,378	$4,170,071	$(2,911,619)

	2022	2021	2020

NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$4,460,153	$2,688,184	$1,789,969

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(3,380,202)	(1,704,877)	(1,078,367)

Fair value at year end of equity awards granted during the year	5,289,828	954,839	675,102

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	379,824	(220,435)	(1,720,987)

Change in fair value of equity awards granted in prior years that vested during the year	298,662	134,930	(87,707)

Equity awards granted in prior years that were forfeited during the year	(802,929)	(167,281)	(216,992)

Dividends or other earnings paid on equity awards during the year	—	—	—

Total Equity Award Related Adjustments	1,785,184	(1,002,824)	(2,428,950)

AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$6,245,337	$1,685,360	$(638,982)

(3)	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K.

(4)
Free Cash Flow Generation represents Adjusted less capital expenditures, plugging & abandonment and interest expense reflected on the statement of operations. Capital expenditures is calculated as the change in total property and equipment reflected on the balance sheet plus
(i) the write-down of oil and natural gas properties as reflected on the statement of operations, (ii) the amount attributable to net acquisition and divestiture activity, (iii) the amount related to the carbon capture and sequestration business and (iv) the amount of decommissioning obligations settled less
(a) share-based compensation costs capitalized to oil and gas properties as reflected in the notes to the consolidated financial statements (b) the amount capitalized to oil and gas properties related to the extension of the
HP-I
finance lease and (c) the amount of asset retirement costs capitalized comprised of changes in estimates and obligations acquired, incurred and divested as disclosed in the notes to the consolidated financial statements. Plugging & abandonment is equal to settlement of asset retirement obligations as reflected on the statement of cash flows.

Company Selected Measure Name	Free Cash Flow Generation
Named Executive Officers, Footnote [Text Block]
2022: Shannon E. Young III, Robert D. Abendschein, John A. Parker and William S. Moss III
2021: Shannon E. Young III, Robert D. Abendschein, John A. Parker and William S. Moss III
2020: Shannon E. Young III, Robert D. Abendschein, John A. Parker, William S. Moss III and Stephen E. Heitzman

Peer Group Issuers, Footnote [Text Block]	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 12,431,348	$ 7,327,188	$ 5,332,565
PEO Actually Paid Compensation Amount	$ 17,704,378	4,170,071	(2,911,619)
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation
S-K
as disclosed in columns (c) and (e) for our PEO and
Non-PEO
NEOs in each respective year. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2022	2021	2020

PEO SUMMARY COMPENSATION TABLE TOTALS	$12,431,348	$7,327,188	$5,332,565

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(10,049,693)	(5,146,764)	(3,984,811)

Fair value at year end of equity awards granted during the year	15,716,058	2,882,512	2,547,541

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	1,138,787	(665,720)	(6,262,063)

Change in fair value of equity awards granted in prior years that vested during the year	881,622	534,271	(544,851)

Equity awards granted in prior years that were forfeited during the year	(2,413,744)	(761,417)	—

Dividends or other earnings paid on equity awards during the year	—	—	—

Total Equity Award Related Adjustments	5,273,030	(3,157,117)	(8,244,184)

COMPENSATION ACTUALLY PAID TOTALS	$17,704,378	$4,170,071	$(2,911,619)

Non-PEO NEO Average Total Compensation Amount	$ 4,460,153	2,688,184	1,789,969
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,245,337	1,685,360	(638,982)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022	2021	2020

NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$4,460,153	$2,688,184	$1,789,969

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(3,380,202)	(1,704,877)	(1,078,367)

Fair value at year end of equity awards granted during the year	5,289,828	954,839	675,102

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	379,824	(220,435)	(1,720,987)

Change in fair value of equity awards granted in prior years that vested during the year	298,662	134,930	(87,707)

Equity awards granted in prior years that were forfeited during the year	(802,929)	(167,281)	(216,992)

Dividends or other earnings paid on equity awards during the year	—	—	—

Total Equity Award Related Adjustments	1,785,184	(1,002,824)	(2,428,950)

AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$6,245,337	$1,685,360	$(638,982)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP, Company TSR and Peer Group TSR
The PEO’s and other NEOs’ CAP generally align with the Company’s TSR and Peer Group TSR over the three years presented in the table. This is primarily because a significant portion of the CAP to the PEO and other NEOs is comprised of equity-based awards. The Company targets approximately 70% for the PEO and 62% for other NEOs of the value of total compensation to be comprised of equity-based awards, excluding the Retention RSUs. For more detail regarding the Company’s equity awards, please see “Compensation Discussion and Analysis—Elements of Compensation for 2022 Fiscal Year—Long-Term Incentive Awards.”

Compensation Actually Paid vs. Net Income [Text Block]
CAP vs. Net Income
The PEO’s and other NEOs’ CAP generally align with Company’s net income. While net income is not directly used in determining compensation levels or equity-based award payouts, it is factored into the calculation of Free Cash Flow Generation and Adjusted EBITDA, which are performance metrics under the Company’s AIP. For more detail regarding the AIP, please see “Compensation Discussion and Analysis—Elements of Compensation for 2022 Fiscal Year—Annual Incentive Program.”

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP vs. Free Cash Flow Generation
The PEO’s and other NEOs’ CAP generally align with Company’s Free Cash Flow Generation. This is primarily due to Free Cash Flow Generation being weighted 20% in fiscal years 2020 and 2021 and 35% in fiscal year 2022 under the AIP. For more detail regarding Free Cash Flow Generation and the AIP, please see “Compensation Discussion and Analysis—Elements of Compensation for 2022 Fiscal Year—Annual Incentive Program.”

Total Shareholder Return Vs Peer Group [Text Block]
CAP, Company TSR and Peer Group TSR
The PEO’s and other NEOs’ CAP generally align with the Company’s TSR and Peer Group TSR over the three years presented in the table. This is primarily because a significant portion of the CAP to the PEO and other NEOs is comprised of equity-based awards. The Company targets approximately 70% for the PEO and 62% for other NEOs of the value of total compensation to be comprised of equity-based awards, excluding the Retention RSUs. For more detail regarding the Company’s equity awards, please see “Compensation Discussion and Analysis—Elements of Compensation for 2022 Fiscal Year—Long-Term Incentive Awards.”

Tabular List [Table Text Block]
Disclosure of Most Important Performance Measures for
2022
Fiscal Year
The measures listed below represent the most important financial performance measures that we used to determine CAP for fiscal year 2022. For more detail regarding these financial performance measures, please see “Compensation Discussion and Analysis—Elements of Compensation for 2022 Fiscal Year” in this proxy statement.

Most Important Performance Measures

Absolute TSR

Free Cash Flow Generation

Adjusted EBIDTA

Total Shareholder Return Amount	$ 62.62	32.5	27.33
Peer Group Total Shareholder Return Amount	188.84	119.07	67.5
Net Income (Loss)	$ 382,000,000	$ (183,000,000)	$ (466,000,000)
Company Selected Measure Amount	776	135	(93)
PEO Name	Timothy Duncan
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Absolute TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow Generation
Non-GAAP Measure Description [Text Block]
Free Cash Flow Generation represents Adjusted less capital expenditures, plugging & abandonment and interest expense reflected on the statement of operations. Capital expenditures is calculated as the change in total property and equipment reflected on the balance sheet plus
(i) the write-down of oil and natural gas properties as reflected on the statement of operations, (ii) the amount attributable to net acquisition and divestiture activity, (iii) the amount related to the carbon capture and sequestration business and (iv) the amount of decommissioning obligations settled less
(a) share-based compensation costs capitalized to oil and gas properties as reflected in the notes to the consolidated financial statements (b) the amount capitalized to oil and gas properties related to the extension of the
HP-I
finance lease and (c) the amount of asset retirement costs capitalized comprised of changes in estimates and obligations acquired, incurred and divested as disclosed in the notes to the consolidated financial statements. Plugging & abandonment is equal to settlement of asset retirement obligations as reflected on the statement of cash flows.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBIDTA
PEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,049,693)	$ (5,146,764)	$ (3,984,811)
PEO [Member] | Add: Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,273,030	(3,157,117)	(8,244,184)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,716,058	2,882,512	2,547,541
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,138,787	(665,720)	(6,262,063)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	881,622	534,271	(544,851)
PEO [Member] | Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,413,744)	(761,417)	0
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,380,202)	(1,704,877)	(1,078,367)
Non-PEO NEO [Member] | Add: Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,785,184	(1,002,824)	(2,428,950)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,289,828	954,839	675,102
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	379,824	(220,435)	(1,720,987)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	298,662	134,930	(87,707)
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(802,929)	(167,281)	(216,992)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0